Notes to the cash flow statement - Summary Of Reconciliation Of Liabilities Arising From Financing Activities Explanatory (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ (134.6)	£ 94.9
Additions to leases	(1.2)	(4.1)
Cash flow	2.2	(226.9)
Foreign exchange and other non-cash movements	(1.3)	1.5
Ending balance	(134.9)	(134.6)
Cash And Cash Equivalents [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	95.1	211.9
Additions to leases	0.0	0.0
Cash flow	(11.2)	(117.2)
Foreign exchange and other non-cash movements	5.1	0.4
Ending balance	89.0	95.1
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(110.5)	(117.0)
Additions to leases	(1.2)	(4.1)
Cash flow	13.4	10.3
Foreign exchange and other non-cash movements	(6.0)	0.3
Ending balance	(104.3)	(110.5)
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(119.2)	0.0
Additions to leases	0.0	0.0
Cash flow	0.0	(120.0)
Foreign exchange and other non-cash movements	(0.4)	0.8
Ending balance	£ (119.6)	£ (119.2)